As filed with the Securities and Exchange Commission on January 22, 2002.

                                                               File No. 2-75925

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

   Pre-Effective Amendment No.  ______

   Post-Effective Amendment No. ______


                     FRANKLIN FEDERAL TAX-FREE INCOME FUND
                     -------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                 (Registrant's Area Code and Telephone Number)


                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                           MURRAY L. SIMPSON, ESQUIRE
                 ONE FRANKLIN PARKWAY SAN MATEO, CA 94403-1906
                 ---------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on February 21, 2002, pursuant to Rule 488.

Title of the securities being registered: Shares of common stock with no par value per share, of Franklin Federal Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.





                                     PART A



                             FTI MUNICIPAL BOND FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Shareholders' Meeting scheduled for March 22, 2002 at [ ] p.m. Eastern time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.




                This page intentionally left blank.




                             FTI MUNICIPAL BOND FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

      Enclosed is a Notice of Meeting for a Special Shareholders' Meeting ("Meeting") of FTI Municipal Bond Fund ("FTI Fund," or the "Fund"), which is a series of FTI Funds ("FTI Trust"). The Meeting is scheduled for March 22, 2002 at [ ] p.m. Eastern time at [600 Fifth Avenue, New York, NY 10020.] The accompanying materials describe an important proposal that may affect the future of FTI Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

      This Meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of FTI Fund being exchanged for those of a fund called Franklin Federal Tax-Free Income Fund ("Franklin Fund"). If the shareholders of your Fund approve the proposal, you will receive shares of Franklin Fund equal in value to your investment in FTI Fund. You will no longer be a shareholder of FTI Fund, and you will instead be a shareholder of Franklin Fund. FTI Fund will no longer exist after the reorganization is completed. You will be able to buy shares of Franklin Fund without a sales charge.

   The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

   The Trustees recommend this transaction because of the compatibility of the investment policies of FTI Fund and Franklin Fund, and Franklin Fund's lower fees and expenses. Also, Franklin Fund has a significantly larger asset base than FTI Fund. The greater asset size of Franklin Fund is expected to benefit the shareholders of FTI Fund through economies of scale which may continue to result in lower annual expense ratios and a more stable base for asset management. FTI Fund shareholders may also benefit from the ability to exchange their shares of Franklin Fund for other Franklin Templeton Funds. Franklin Advisers, Inc ("Advisers") manages Franklin Fund. Fiduciary International, Inc. ("Fiduciary International") manages FTI Fund. Franklin Fund has investment goals and investment policies that are similar to those of FTI Fund.

   Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

[ ] To ensure that your vote is counted, indicate your position on the enclosed proxy card.

[ ]   Sign and return your card promptly.

[ ]   You may also vote by telephone or over the Internet.

[ ] If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                               Sincerely,



                                               [           ]
                                               [President]






                      This page intentionally left blank.





                             FTI MUNICIPAL BOND FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                     NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                          TO BE HELD ON MARCH 22, 2002

To the Shareholders of FTI Municipal Bond Fund:

      NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting ("Meeting") of FTI Municipal Bond Fund ("FTI Fund"), a series of FTI Funds ("FTI Trust"), will be held at [600 Fifth Avenue New York, New York 10020] on March 22, 2002 at [ ] p.m. Eastern time. The Meeting is being called for the following purposes:

      1. To approve or disapprove an Agreement and Plan of Reorganization ("Plan") between FTI Trust on behalf of FTI Fund and Franklin Federal Tax-Free Income Fund ("Franklin Fund") that provides for (i) the acquisition of substantially all of the assets of FTI Fund by Franklin Fund in exchange for shares of Franklin Fund, (ii) the distribution of such shares to the shareholders of FTI Fund, and (iii) the complete liquidation and dissolution of FTI Fund. Shareholders of FTI Fund will receive Advisor Class shares of Franklin Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholder shares in FTI Fund.

      2. To transact any other business, not currently contemplated, that may properly come before the meeting.

      The Plan in the attached Prospectus/Proxy Statement describes the transaction more completely. A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement.

      Shareholders of record as of the close of business on February 15, 2002 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                    By Order of the Board of Trustees,



                                    [           ]
                                    [Secretary]
San Mateo, California
February [  ], 2002

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO FTI TRUST AT ANY TIME THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.




                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                PAGE

COVER PAGE                                                      Cover

SUMMARY
      What proposal am I voting on?
      How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
      How do the investment goals and policies of the Funds compare?
      What are the risks of an investment in the Funds?
      Who manages the Funds?
      What are the fees and expenses of each of the Funds and what might they be after the Transaction?
      How do the performance records of the Funds compare?
      Where can I find more financial information about the Funds?
      What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
      How will the Transaction be carried out?
      Who will pay the expenses of the Transaction?
      What are the tax consequences of the Transaction?
      What should I know about the shares of Franklin Fund?
      What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
      Are there any significant differences between the investment goals and strategies of the Funds?
      How do the fundamental investment restrictions of the Funds differ? What are the risk factors associated with investments in the Funds?


      TABLE OF CONTENTS (CONTINUED)
                                                                        PAGE
VOTING INFORMATION
      How many votes are necessary to approve the Plan?
      How do I ensure my vote is accurately recorded?
      Can I revoke my proxy?
      What other matters will be voted upon at the Meeting?
      Who is entitled to vote?
      What other solicitations will be made?
      Are there dissenters' rights?

INFORMATION ABOUT FRANKLIN FUND

INFORMATION ABOUT FTI FUND

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
FTI FUNDS ON BEHALF OF FTI MUNICIPAL BOND FUND AND
FRANKLIN FEDERAL TAX-FREE INCOME FUND                                   A-1

EXHIBIT B - ADDITIONAL INFORMATION STATEMENT REGARDING
FRANKLIN FEDERAL TAX-FREE INCOME FUND - ADVISOR CLASS                   B-1

EXHIBIT C - PROSPECTUS OF FRANKLIN FEDERAL TAX-FREE
INCOME FUND - CLASS A, B & C DATED SEPTEMBER 1, 2001 (ENCLOSED)

EXHIBIT D - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN
FEDERAL TAX-FREE INCOME FUND DATED APRIL 30, 2001 (ENCLOSED)


                This page intentionally left blank.



                         PROSPECTUS AND PROXY STATEMENT
                             DATED [FEBRUARY ], 2002
                          ACQUISITION OF THE ASSETS OF
                             FTI MUNICIPAL BOND FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

   This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of FTI Municipal Bond Fund ("FTI Fund," or the "Fund"), which is a series of the FTI Funds ("FTI Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of FTI Fund vote to approve the Plan, substantially all of the assets of FTI Fund will be acquired by, and in exchange for, shares of Franklin Federal Tax-Free Income Fund ("Franklin Fund").

   The Meeting will be held at [600 Fifth Avenue New York, New York 10020] on March 22, 2002 at [ ] p.m. Eastern time. The Board of Trustees of FTI Trust on behalf of FTI Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about February [ ], 2002.

   If FTI Fund shareholders vote to approve the Plan, you will receive shares of Franklin Fund equal in value to your investment in FTI Fund. FTI Fund will then be liquidated and dissolved.

   Both FTI Fund and Franklin Fund invest primarily in municipal securities. The investment goals of FTI Fund and Franklin Fund are similar, but not identical. Franklin Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. FTI Fund's investment goal is total return with emphasis on income. Fiduciary International, Inc. ("Fiduciary International") serves as investment adviser to FTI Fund. Franklin Advisers, Inc. ("Advisers") serves as investment adviser to Franklin Fund.

   This Prospectus/Proxy Statement gives the information about the proposed reorganization and Franklin Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Franklin Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

[] An Additional Information Statement Regarding Franklin Fund - Advisor Class contains more information about the Fund's Advisor Class shares, is attached to and considered a part of this Prospectus/Proxy Statement.

[] The Prospectus of Franklin Fund - Class A, B & C dated September 1, 2001 (the
   "Franklin Fund Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

[] The Annual Report to Shareholders of Franklin Fund dated April 30, 2001, which contains financial and performance information for Franklin Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

[] A Statement of Additional Information dated February [ ], 2002 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

      You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Franklin Fund or FTI Trust at P.O. Box 997151, Sacramento, CA 95899-9983.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                     SUMMARY

      This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), additional information regarding Franklin Fund - Advisor Class (attached as Exhibit B), the Franklin Fund Prospectus (enclosed as Exhibit C) and the Annual Report to Shareholders of Franklin Fund (enclosed as Exhibit D).

WHAT PROPOSAL AM I VOTING ON?

      At a meeting held on January 16, 2002, the Board of Trustees of FTI Trust on behalf of FTI Fund considered a proposal to merge FTI Fund into Franklin Fund, approved the Plan and voted to recommend that shareholders of FTI Fund vote to approve the Plan. If shareholders of FTI Fund vote to approve the Plan, it will result in the transfer of substantially all of FTI Fund's assets to Franklin Fund, in exchange for shares of Franklin Fund of equal value. The shares of Franklin Fund will then be distributed to FTI Fund shareholders and FTI Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of FTI Fund and will become a shareholder of Franklin Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

      Your shares of FTI Fund will be exchanged for shares of Franklin Fund of equal value.

      Advisers manages Franklin Fund. It has an investment goal and policies that are similar, but not identical, to those of FTI Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of FTI Trust, on behalf of FTI Fund, has determined that the Transaction is in the best interests of the shareholders of FTI Fund. The Board of Trustees of FTI Trust and the Board of Directors of Franklin Fund also concluded that no dilution in value would result to the shareholders of FTI Fund or Franklin Fund as a result of the Transaction.

                    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders who own shares at the close of business on February 15, 2002 will be entitled to vote at the Meeting, and will be entitled to one vote for each dollar (and a fractional vote for each fractional dollar thereof) of net asset value (computed as the number of shares owned times the net asset value per share) of shares. Approval of the Transaction requires the affirmative vote of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Affirmative Majority Vote").

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, the persons appointed as proxies will officially cast your votes at the Meeting.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

              COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

    Both FTI Fund and Franklin Fund invest primarily in municipal securities. FTI Fund and Franklin Fund's investment goals are similar, but not identical. The investment goal of Franklin Fund is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. FTI Fund's investment goal is total return with emphasis on income. Although both FTI Fund and Franklin Fund (the "Funds") focus on investments in municipal securities, there are differences in the strategies pursued by each Fund.

    The main differences between the strategies of FTI Fund and Franklin Fund are: (i) FTI Fund may invest in municipal securities that are subject to federal alternative minimum tax (AMT) without limit, while Franklin Fund limits its investments of securities subject to AMT and in securities that pay taxable interest to 20% of its total assets; (ii) Franklin Fund may invest in municipal lease obligations while FTI Fund does not invest in these obligations; (iii) Franklin Fund generally invests in municipal securities with longer maturities than FTI Fund, which invests in intermediate (5-10 year) maturity municipal securities (although Franklin Fund and FTI Fund typically have portfolios with similar durations); and, (iv) Franklin Fund only invests in municipal securities in the top four rating categories, while FTI Fund may invest up to 20% of its assets in securities rated as low as B.

    For more information about the investment goals and policies of FTI Fund and Franklin Fund, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      Investments in Franklin Fund and FTI Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in municipal securities.

      The risks associated with an investment in each Fund are similar and include interest rate, credit, income, municipal securities market, tax, when issued transactions, and state and territory economic conditions.

      For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

      The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of FTI Trust (in the case of FTI Fund) and the Board of Directors of Franklin Fund. Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Franklin Fund was organized as a California corporation on January 7, 1982 and is registered with the SEC. FTI Trust was organized as a Massachusetts business trust on October 18, 1995 and also is registered with the SEC.

    Fiduciary International is the investment manager of FTI Fund. Advisers manages the assets for Franklin Fund. Fiduciary International is an indirect, wholly owned subsidiary of Resources and Advisers is a wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Fiduciary International, Advisers and their respective affiliates serve as investment manager or administrator to 53 registered investment companies, with approximately 162 U.S.-based funds or series. They have over $261 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

The team responsible for Franklin Fund's day-to day management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS Ms. Amoroso has been an analyst or portfolio manager of Franklin Fund since 1987.
She is the co-Director of Franklin's Municipal Bond Department.
She joined Franklin Templeton Investments in 1986.

FRANCISCO RIVERA, VICE PRESIDENT OF ADVISERS Mr. Rivera has been an analyst or portfolio manager of Franklin Fund since 1996. He joined Franklin Templeton Investments in 1994.

JOHN WILEY, VICE PRESIDENT OF ADVISERS Mr. Wiley has been an analyst or portfolio manager of Franklin Fund since 1991. He joined Franklin Templeton Investments in 1989.

FTI Fund's day-to day management is the responsibility of:

RONALD SANCHEZ, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST COMPANY
INTERNATIONAL Mr. Sanchez has been the manager of FTI Fund since its inception. He joined Fiduciary Trust Company International in
1993.

    Franklin Fund has a management agreement with Advisers under which Advisers receives a management fee based on the schedule below:

------------------------------------------------------
ANNUAL RATE     NET ASSETS
------------------------------------------------------
0.625%          First $100 million
0.500%          Over $100-250 million
0.450%          Over $250 million-10 billion
0.440%          Over $10-12.5 billion
0.420%          Over $12.5-15 billion
0.400%          Over $15-17.5 billion
0.380%          Over $17.5-20 billion
0.360%          Over $20 billion
------------------------------------------------------

    FTI Fund has a management agreement with Fiduciary International under which Fiduciary International receives a management fee based on the schedule below:

------------------------------------------------------
ANNUAL RATE     AVERAGE DAILY NET ASSETS
------------------------------------------------------
0.500%          All assets
------------------------------------------------------

    Franklin Fund also pays a separate administration fee to FT Services equal to:

------------------------------------------------------
ANNUAL RATE     AVERAGE DAILY NET ASSETS
------------------------------------------------------
0.150%          First $200 million
0.135%          Over $200-700 million
0.100%          Over $700 million-1.2 billion
0.075%          Over $1.2 billion
------------------------------------------------------


    FTI Trust pays a separate administration fee to FT Services equal to:

------------------------------------------------------
ANNUAL RATE     AVERAGE DAILY NET ASSETS
------------------------------------------------------
0.200%          All assets
------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

      The table below describes the fees and expenses of the Funds for the 12-month period ended October 31, 2001.

                                  FEE TABLE FOR
                           FTI FUND AND FRANKLIN FUND

                                                ACTUAL+       PROJECTED++
                                          -----------------------------------

                                                                    FRANKLIN
                                                    FRANKLIN          FUND-
                                                     FUND-         ADVISOR CLASS
                                             FTI    ADVISOR           AFTER
                                            FUND     CLASS         TRANSACTION
-----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge
 (as a percentage of Offering Price)           None       None          None
   Paid at time of purchase                    None       None          None
   Paid at time of redemption                  None       None          None
 Exchange Fee (per transaction)                None       None          None
------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
------------------------------------------
 Management Fees                              0.50%       0.45%         0.45%
 Distribution and service (12b-1) Fees        None/1      None          None
 Other Expenses                               0.35%2      0.07%         0.07%
                                          -----------------------------------
 Total Annual Fund Operating Expenses         0.85%/2     0.52%         0.52%
-----------------------------------------------------------------------------

+ Information for FTI Fund is provided for the 12 month period ended October 31, 2001. Information for Franklin Fund Advisor Class shares is based on Class A expenses for the 12 month period ended October 31, 2001.
++ Projected expenses based on anticipated Franklin Fund Advisor Class expenses.
* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. FTI Fund did not pay or accrue the distribution and service (12b-1) fee during the fiscal year ended November 30, 2001. FTI Fund has no present intention of paying or accruing the distribution and service (12b-1) fee during the fiscal year ending November 30, 2002.
2. For the period ended October 31, 2001, FTI Fund's manager agreed to assume as its own certain operating expenses otherwise payable by the Fund. With this reduction, other expenses of the Fund equaled 0.30% and total operating expenses of the Fund equaled 0.80%.


EXAMPLE

   This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

[] You invest $10,000 for the periods shown;
[] Your investment has a 5% return each year;
[] The Fund's operating expenses remain the same; and
[] You sell your shares at the end of the periods shown.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
FTI Fund                           $87      $271     $471      $1,049
Franklin Fund - Advisor
Class                              $54      $170     $296        $665
Projected Franklin Fund -
Advisor Class (after               $53      $167     $291        $653
Transaction)

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds as of December 31, 2001, is shown below:

      AVERAGE ANNUAL TOTAL RETURNS
     ---------------------------------------------------------------
                          INCEPTION                        SINCE
                          ---------                        -----
                             DATE     1 YEAR   2 YEARS   INCEPTION/2
                             ----     ------   -------   ---------
     ---------------------------------------------------------------
     FTI Fund              12/11/98    [ ]%     [ ]%       [ ]%
     ---------------------------------------------------------------
     ---------------------------------------------------------------
     Franklin Fund -
     Class A/1             10/7/83     [ ]%     [ ]%       [ ]%
     ---------------------------------------------------------------

1. The calculation for Franklin Fund - Class A assumes that there were no sales charges deducted from the initial purchase of shares.
2. The average annual total returns listed are based on the inception dates for the FTI Fund and Franklin Fund, respectively. These dates are different, as noted in the table.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

      The Franklin Fund Prospectus (enclosed as Exhibit C) as well as the current Annual Report to Shareholders (enclosed as Exhibit D) contain additional financial information about Franklin Fund. The Annual Report to Shareholders of Franklin Fund also has discussions of Franklin Fund's performance during the fiscal year ended April 30, 2001. Also, the current Semi-Annual Report to Shareholders of Franklin Fund contains more financial information about Franklin Fund as well as discussion of Franklin Fund's performance during the six month period ended October 31, 2001.

      The FTI Fund Prospectus, as well as the Annual Report to Shareholders for FTI Fund, contain more financial information about FTI Fund. These documents are available free of charge upon request (see the section "Information About FTI Fund").



      The financial highlights for Franklin Fund have been audited by PricewaterhouseCoopers LLP for the five years ended April 30, 2001.


                              FINANCIAL HIGHLIGHTS
                      FRANKLIN FEDERAL TAX-FREE INCOME FUND


                         SIX MONTHS
                           ENDED
                         OCTOBER
                          31, 2001             YEAR ENDED APRIL 30,
                                    ----------------------------------------------------------
CLASS A*                 (UNAUDITED)      2001        2000        1999       1998       1997
----------------------------------------------------------------------------------------------


PER SHARE OPERATING
PERFORMANCE
(for a share outstanding
throughout the period)
Net asset value,
beginning of period           $11.77      $11.41     $12.31      $12.25     $11.90      $11.83
                         ----------------------------------------------------------------------
Income from investment
operations:
   Net investment               .31         .65        .66         .67        .69        .71
  income/a
   Net realized and
   unrealized gains             .27         .36       (.89)        .06        .35        .07
  (losses)
                         ---------------------------------------------------------------------
Total from investment
operations                      .58        1.01       (.23)        .73        1.04        .78
                         ----------------------------------------------------------------------
Less distributions
from:
   Net investment             (.31)       (.65)       (.66)       (.67)       (.69)      (.71)
   income
   Net realized gains          ---          ---       (.01)       ---         ---          ---
                         ---------------------------------------------------------------------

Total                         (.31)       (.65)       (.67)       (.67)       (.69)      (.71)
distributions
                         ----------------------------------------------------------------------
Net asset value, end
of period                    $12.04      $11.77      $11.41      $12.31      $12.25      $11.90
                         ----------------------------------------------------------------------
Total return/b                5.02%       9.07%      (1.87)%      6.10%       8.92%       6.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000's)                     $6,739,889  $6,431,800  $6,321,014  $7,170,226  $7,022,961  $6,905,488
Ratios to average net
assets:
   Expenses                   .61%/c        .60%       .60%        .60%        .59%       .58%
   Net investment income     5.22%/c       5.54%      5.64%       5.41%       5.70%      6.00%

Portfolio turnover           4.25%         9.79%     16.63%       9.90%      14.54%     16.43%
rate

* Advisor Class of the Fund is a new class of shares that has not been offered in the past.
a. Based on average shares outstanding effective year ended April
   30, 1999.
b. Total return does not include sales commissions or the contingent deferred sales charge, and is not annualized.
c. Annualized.


WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

      CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of Franklin Fund. JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11245, acts as the custodian of the securities and other assets of FTI Fund.

The Funds use the same service providers for the following services:

      TRANSFER AGENCY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for FTI Fund and Franklin Fund.

      ADMINISTRATIVE SERVICES. FT Services, a wholly owned subsidiary of Resources, provides certain administrative facilities and services to Franklin Fund and FTI Fund under the same terms and conditions. The fees paid by Franklin Fund are lower.

      DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for the Funds.

      DISTRIBUTION AND SERVICE (12B-1) FEES. Advisor Class of Franklin Fund has not adopted a Rule 12b-1 plan. FTI Trust has adopted a Rule 12b-1 plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of FTI Fund shares. FTI Trust has no present intention to activate the Rule 12b-1 plan and Distributors has no present intention to collect any fees pursuant to the Plan. If FTI Trust were to activate the Rule 12b-1 plan, it would be permitted to pay up to 0.25% of the average net assets of FTI Fund as a distribution fee to Distributors. Because 12b-1 fees would be paid out of FTI Fund's assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

      For more information regarding the distribution expenses of Advisor Class shares of Franklin Fund, please refer to Exhibit B.

    PURCHASES AND REDEMPTIONS. FTI Fund and Advisor Class shares of Franklin Fund do not impose sales charges, but restrict purchases to certain qualified investors.

    You may sell (redeem) your shares at any time. Shares of Franklin Fund also may be exchanged at NAV for shares of many of the other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

    Shares of Franklin Fund and FTI Fund may be redeemed at NAV.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of Franklin Fund are outlined in the Additional Information Regarding Franklin Fund - Advisor Class found in Exhibit B. Similar information and instructions for FTI Fund are outlined in the FTI Trust Prospectus beginning with the section "How to Purchase Shares." The accompanying Franklin Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

DIVIDENDS AND DISTRIBUTIONS. Franklin Fund intends to pay an income dividend monthly from its net investment income. FTI Fund declares any dividends daily and pays them monthly to shareholders. Each Fund pays capital gains, if any, at least annually to its shareholders. The amount of any distributions will vary, and there is no guarantee a fund will pay either income dividends or capital gain distributions. Neither FTI Fund nor Franklin Fund pays "interest" or guarantees any amount of dividends or return on an investment in its shares.

    The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in Franklin Fund, see the attached Franklin Fund Prospectus under the heading "Distributions and Taxes." For more information about the tax implications of investments in FTI Fund, see the FTI Fund Prospectus under the heading "Account and Share Information-Tax Information."

                           REASONS FOR THE TRANSACTION

      The Board of Trustees of FTI Trust ("FTI Board") on behalf of FTI Fund has recommended the acquisition of substantially all of the assets of FTI Fund by Franklin Fund in exchange for shares of Franklin Fund and the distribution of such shares to the shareholders of FTI Fund in complete liquidation and dissolution of FTI Fund (the "Transaction") in order to combine FTI Fund with a larger fund that has similar goals and investment policies.

      Meetings of the FTI Board were held on September 12, 2001, November 14, 2001, and January 16, 2002 to consider the proposed Transaction. In addition, the independent Trustees held a separate meeting to consider this matter. The independent Trustees and the FTI Board have been advised on this matter by independent counsel to the Fund.

      The FTI Board requested and received from Advisers written materials containing relevant information about Franklin Fund and the proposed Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data.

      The FTI Board considered the potential benefits and costs of the Transaction to shareholders of FTI Fund. The FTI Board reviewed detailed information about: (1) the investment objectives and policies of Franklin Fund,
(2) the portfolio management of Franklin Fund, (3) the financial and organizational strength of Advisers, (4) the comparability of the investment goals, policies, restrictions and investments of FTI Fund with those of Franklin Fund, (5) the comparative short-term and long-term investment performance of Franklin Fund and FTI Fund, (6) the current expense ratios of Franklin Fund and FTI Fund, (7) the expenses related to the transactions, (8) the tax consequences of the Transaction, and (9) the general characteristics of investors in FTI Fund.

      The FTI Board also considered that: (a) the investment advisory fee for Franklin Fund was significantly lower than such fee for FTI Fund; (b) the expenses for shareholders in the combined fund will be significantly lower even taking into account waivers of fees and assumption of expenses by Fiduciary International; (c) the relatively small asset size of FTI Fund had prevented it from realizing significant economies of scale in reducing its expense ratio (absent waivers of fees and assumption of expenses by Fiduciary International);
(d) based on FTI Fund's historical asset growth, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (e) FTI Fund shareholders would have the ability to invest current account assets in additional investment options, without a sales charge, through the exchange privilege into other Franklin Templeton Funds; (f) FTI Fund shareholders would have the ability in the future to purchase additional shares of many of the Franklin Templeton Funds without a sales charge; and (g) Franklin Fund offers more frequent shareholder reporting.

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the FTI Board, including all of the Trustees who are not interested persons of FTI Fund, concluded that the Transaction is in the best interests of the shareholders of FTI Fund and that no dilution of value would result to the shareholders of FTI Fund from the Transaction. It approved the Plan on January 16, 2002 and recommended that shareholders of FTI Fund vote to approve the Transaction.

      The Board of Directors of Franklin Fund also concluded that the Transaction is in the best interests of the shareholders of Franklin Fund and that no dilution of value would result to the shareholders of Franklin Fund from the Transaction.

      FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.




                 INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

      If the shareholders of FTI Fund approve the Plan, the Transaction will take place after various conditions are satisfied by FTI Trust, on behalf of FTI Fund, and by Franklin Fund, including the preparation of certain documents. FTI Trust and Franklin Fund will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of FTI Fund do not approve the Plan, the Transaction will not take place.

      Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of FTI Fund approve the Plan at the Meeting, shares of FTI Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

      If the shareholders of FTI Fund approve the Plan, FTI Fund will transfer substantially all of its assets on the closing date, which is scheduled for March 28, 2002 or such other later date as FTI Trust and Franklin Fund may agree, to Franklin Fund. In exchange, Franklin Fund will issue shares of Franklin Fund that have a value equal to the dollar value of the assets delivered to Franklin Fund. FTI Trust will distribute the Franklin Fund shares it receives to the shareholders of FTI Fund. Each shareholder of FTI Fund will receive a number of Franklin Fund shares with an aggregate net asset value equal to the aggregate net asset value of his or her shares of FTI Fund. The stock transfer books of FTI Fund will be permanently closed as of 4:00 p.m. Eastern time on the closing date. FTI Fund will only accept requests for redemptions received in proper form before 4:00 p.m. Eastern time on the closing date. Requests received after that time will be considered requests to redeem shares of Franklin Fund. As soon as is reasonably practicable after the transfer of its assets, FTI Fund will pay or make provision for payment of all its liabilities. FTI Fund will then terminate its existence as a separate series of FTI Trust.

      To the extent permitted by law, FTI Trust and Franklin Fund may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

      Each of FTI Trust and Franklin Fund has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of FTI Trust and Franklin Fund under the Plan with respect to FTI Fund or Franklin Fund are subject to various conditions, including:

[] Franklin Fund's Registration Statement on Form N-14 under the Securities Act of 1933 shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

[] the shareholders of FTI Fund shall have approved the Transaction;

[] FTI Trust and Franklin Fund shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for FTI Fund, Franklin Fund or their shareholders; and

[] the issuance of an order from the SEC, for which an application has been filed with the SEC and the parties believe will be issued, that the Transaction is exempt from Section 17(a) of the 1940 Act, which prohibits an affiliated person of a mutual fund, or any affiliated person of such person acting as principal, knowingly to sell any security or other property to the mutual fund or to purchase from the mutual fund any security or other property.

      If FTI Trust and Franklin Fund agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of FTI Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

      The expenses resulting from the Transaction, including the costs of filing an exemptive order application with the SEC and the proxy solicitation, are estimated to be $36,681, of which [FTI Fund will pay $9,170].

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

      The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from FTI Trust, on behalf of FTI Fund, and Franklin Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Fund, that shareholders of FTI Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of FTI Fund for shares of Franklin Fund and that neither Franklin Fund nor its shareholders will recognize any gain or loss upon Franklin Fund's receipt of the assets of FTI Fund.

      After the Transaction, you will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your particular circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF FRANKLIN FUND?

      Advisor Class Shares of Franklin Fund will be distributed to shareholders of FTI Fund and generally will have the same legal characteristics as the shares of FTI Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. FTI Fund is a series of FTI Trust. FTI Trust is organized as a Massachusetts business trust. Franklin Fund is organized as a California corporation. Former shareholders of FTI Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Franklin Fund until FTI Fund certificates have been returned.


WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

      The following table sets forth, as of December 31, 2001, the capitalization of FTI Fund and Franklin Fund. The table also shows the projected capitalization of Franklin Fund as adjusted to give effect to the proposed Transaction. The capitalization of Franklin Fund and its classes is likely to be different when the Transaction is consummated.


                                                                           FRANKLIN
                                   FTI             FRANKLIN FUND        FUND - PROJECTED
                                   FUND             (UNAUDITED)         AFTER TRANSACTION
                               (UNAUDITED)                                (UNAUDITED)
----------------------------------------------------------------------------------------

NET ASSETS
Class A                                           $ 6,576,438,244.51   $ 6,576,438,244.51
Class B                                           $ 188,611,844.08     $ 188,611,844.08
Class C                                           $ 295,474,314.91     $ 295,474,314.91
FTI Fund Class/
Franklin Fund-Advisor Class*    $ 92,953,857.73                        $ 92,953,857.73
NET ASSET VALUE PER SHARE
Class A                                           $ 11.76              $ 11.76
Class B                                           $ 11.75              $ 11.75
Class C                                           $ 11.75              $ 11.75
FTI Fund Class/
Franklin Fund-Advisor Class*    $ 9.93            $ 11.76              $ 11.76

SHARES OUTSTANDING
Class A                                           559,393,280.291      559,393,280.291
Class B                                           16,054,135.803       16,054,135.803
Class C                                           25,145,877.830       25,145,877.830
FTI Fund Class/
Franklin Fund-Advisor Class*    9,358,373.34                           7,904,239.603


*FTI Fund only offers one class of shares. Franklin Fund has four classes of shares, including Advisor Class. As of December 31, 2001, Franklin Fund offered three classes of shares.



                   COMPARISON OF INVESTMENT GOALS AND POLICIES

      This section describes the key differences between the investment policies of FTI Fund and Franklin Fund, and certain noteworthy differences between the investment goals and policies of these Funds. For a complete description of Franklin Fund's investment policies and risks, you should read the Franklin Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit C.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

    There are several important differences between the Funds.

      The investment goal of Franklin Fund is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. FTI Fund's investment goal is total return with emphasis on income. Although each of these Funds focuses on investments in municipal securities, there are differences in the strategies pursued by FTI Fund and Franklin Fund.

      Franklin Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of its total assets in investment grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax (AMT). Although Franklin Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of its assets may be in tax-free securities that pay interest that may be subject to AMT and, although not anticipated, in securities that pay taxable interest. Franklin Fund only buys municipal securities rated in the top four ratings by U.S. nationally recognized rating services (or comparable unrated securities). Advisers selects securities that it believes will provide the best balance between risk and return within Franklin Fund's range of allowable investments and typically uses a buy and hold strategy. This means Advisers holds securities in Franklin Fund's portfolio for income purposes, rather than trading securities for capital gains, although Advisers may sell a security at any time if it believes it could help Franklin Fund meet its goal. Franklin Fund also may invest in municipal lease obligations, which generally are issued to finance the purchase of public property

      FTI Fund seeks to achieve its investment goal by investing in high quality municipal securities of intermediate duration (a 5-10 year maturity with a 4-7 year duration) and fixed income securities so that at least 80% of its annual interest income is exempt from federal regular income tax. (Federal regular income tax does not include the individual AMT or the AMT for corporations.) FTI Fund may invest in obligations subject to AMT without limit. Under normal market conditions, at least 80% of FTI Fund's assets are invested in investment grade securities or unrated securities deemed by Fiduciary International to be of comparable quality to investment grade securities. No more than 20% of the assets may be invested in securities rated as low as B. In selecting securities for FTI Fund, Fiduciary International assesses the impact of anticipated interest rates and market risks. Fiduciary International actively allocates the portfolio among different types of tax-exempt securities. To enhance after-tax total return, Fiduciary International may, from time to time, select taxable securities such as U.S. Treasury securities.

      The main differences between the strategies of FTI Fund and Franklin Fund are: (i) FTI Fund may invest in municipal securities that are subject to federal alternative minimum tax (AMT) without limit, while Franklin Fund limits its investments of securities subject to AMT and in securities that pay taxable interest to 20% of its total assets; (ii) Franklin Fund may invest in municipal lease obligations while FTI Fund does not invest in these obligations; (iii) Franklin Fund generally invests in municipal securities with longer maturities than FTI Fund, which invests in intermediate (5-10 year) maturity municipal securities (although Franklin Fund and FTI Fund typically have portfolios with similar durations); and, (iv) Franklin Fund only invests in municipal securities in the top four rating categories, while FTI Fund may invest up to 20% of its assets in securities rated as low as B.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

      Policies or restrictions that are deemed fundamental may not be changed by FTI Fund or Franklin Fund without the approval of an Affirmative Majority Vote of the applicable Fund's shareholders. Set forth below is a description of the differences between the Funds' fundamental investment policies or restrictions.

      BORROWING FTI Fund may borrow money, directly or indirectly, to the maximum extent permitted under the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff and any exemptive order or similar relief granted to FTI Fund (collectively, the "1940 Act Laws, Interpretations and Exemptions"). FTI Fund has a non-fundamental policy (which means it may be changed by the Board of Trustees without the approval of shareholders) that restricts the Fund from borrowing money in excess of 5% of the value of its net assets.

      Franklin Fund is restricted from borrowing money, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of the total asset value.

      SENIOR SECURITIES FTI Fund may issue senior securities to the maximum extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      Franklin Fund does not have a fundamental investment policy that restricts the issuance of senior securities, but generally is limited in issuing such securities under the 1940 Act Laws, Interpretations and Exemptions.

      COMMODITIES Neither Fund may purchase or sell physical commodities, except FTI Fund may purchase securities of companies that deal in commodities, financial futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash.

      Franklin Fund may not invest in commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs. Franklin Fund may, however, write covered call options listed for trading on a national securities exchange and purchase call options to the extent necessary to cancel call options previously written. At present there are no options listed for trading on a national securities exchange covering the types of securities which are appropriate for investment by Franklin Fund and, therefore, there are no option transactions available for Franklin Fund.

      REAL ESTATE FTI Fund may not purchase or sell real estate, provided that this restriction does not prevent FTI Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. FTI Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      Franklin Fund may not acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices.

      SECURITIES LENDING Franklin Fund may not lend its portfolio securities if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan. FTI Fund may not make loans, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      MARGIN Franklin Fund may not buy any securities on margin. FTI Fund has a non-fundamental policy which restricts buying on margin, except that it may obtain short-term credits necessary for the clearance of purchases and sales of securities, and may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      SHORT SALES Franklin Fund may not sell securities short. FTI Fund has a non-fundamental policy that also restricts short sales of securities.

      INVESTMENT COMPANIES Franklin Fund may not purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization. Franklin Fund may, however, invest its uninvested daily cash balances in shares of Franklin Tax-Exempt Money Fund and other tax-exempt money market funds in Franklin Templeton Investments provided (i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, (ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the money market fund's shares (as determined under Rule 12b-1, as amended under the federal securities laws) and (iii) aggregate investments by Franklin Fund in any such money market fund do not exceed (A) the greater of (i) 5% of its total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

      As a non-fundamental policy, FTI Fund limits investments in other investment companies to (i) no more than 3% of the total outstanding voting stock of any investment company, (ii) no more than 5% of its total assets in any one investment company, or (iii) no more than 10% of its total assets in investment companies in general (unless permitted to exceed these limits by action of the SEC). FTI Fund may only purchase securities of closed-end investment companies in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

      INVESTING FOR CONTROL Franklin Fund may not invest in companies for the purpose of exercising control or management. FTI Fund has a similar non-fundamental investment restriction.

      TRANSACTIONS WITH OFFICERS AND DIRECTORS Franklin Fund may not purchase from or sell to its officers and directors, or any firm of which any officer or director is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; retain securities of any issuer if, to the knowledge of Franklin Fund, one or more of the its officers, directors, or investment manager own beneficially more than one-half of 1% of the securities of such issuer and all such officers and directors together own beneficially more than 5% of such securities.

      FTI Fund is not similarly restricted.

      VOTING SECURITIES Franklin Fund may not purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer.

      FTI Fund does not have a similar fundamental restriction, but is limited, as a diversified fund under the 1940 Act, in its ownership of the voting securities of a particular issuer.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

      Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

      INTEREST RATE Each Fund focuses on investments in debt securities. When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

      INCOME Since each Fund can only distribute what it earns, a Fund's distributions to shareholders may decline when interest rates fall.

      CREDIT An issuer of municipal securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

      Many of each Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. To the extent either Fund holds insured securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in that Fund's portfolio may affect the value of the securities they insure, the Fund's share price and performance. Each Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

      LOWER-RATED SECURITIES. Securities rated below the top four ratings, sometimes called "junk bonds", generally have more credit risk than higher-rated securities. FTI Fund may invest in lower-rated securities, while Franklin Fund does not.

      The risk of default or price changes due to changes in the issuer's credit quality is greater with lower-rated securities. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. These issuers also are more likely to encounter financial difficulties and to be materially affected by these difficulties when they encounter them. The market price of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general or regional economic difficulty. Lower-rated securities also may be less liquid than higher-rated securities.

      MUNICIPAL MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

      Franklin Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

      TAX In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund buying the security assumes the risk that the value of the security at delivery may be more or less than the purchase price.

      STATE AND TERRITORY ECONOMIC CONDITIONS Each Fund's portfolio is widely diversified among issuers of municipal securities. However, from time to time, Franklin Fund may have a significant position in the municipal securities of a particular state or territory. Under these circumstances, changes in the economic conditions in that state or territory are likely to affect Franklin Fund's investments and performance.

      FTI Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      An Affirmative Majority Vote of the shareholders entitled to vote is necessary to approve the Plan for the Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of FTI Fund held at the close of business on February 15, 2002 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

      Under relevant state law and FTI Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      You can vote in any one of four ways:

           o By mail, with the enclosed proxy card.

           o In person at the Meeting.

           o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

      A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

      You may revoke your proxy at any time before it is voted by sending a written notice to FTI Trust expressly revoking your proxy, by signing and forwarding to FTI Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

      The Board of Trustees of FTI Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

      Shareholders of record of FTI Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] outstanding shares of FTI Fund.

WHAT OTHER SOLICITATIONS WILL BE MADE?

      FTI Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. FTI Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of FTI Trust without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The costs of any such additional solicitation and of any adjourned session will be shared [one-quarter by FTI Fund, one-quarter by Franklin Fund, one-quarter by Fiduciary International, and one-quarter by Advisers.]

ARE THERE DISSENTERS' RIGHTS?

      Shareholders of FTI Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Franklin Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                         INFORMATION ABOUT FRANKLIN FUND

Information about Franklin Fund is included in the Franklin Fund Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Detailed information regarding the Advisor Class for Franklin Fund is attached as Exhibit B to this Prospectus/Proxy Statement. Additional information about Franklin Fund is included in its SAI dated September 1, 2001, which is incorporated into the applicable Prospectus and considered a part of this Prospectus/Proxy Statement. The Franklin Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2001, is attached to and considered a part of this Prospectus/Proxy Statement. Also, the current Semi-Annual Report to Shareholders of Franklin Fund contains more financial information about Franklin Fund during the six month period ended October 31, 2001. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to Franklin Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

      Franklin Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                       INFORMATION ABOUT FTI FUND

      Information about FTI Fund is included in the current FTI Fund Prospectus, as well as the FTI Fund SAI dated March 31, 2001, and in FTI Trust's Annual Report to Shareholders dated November 30, 2001. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to FTI Fund by calling 1-800/DIAL BEN(R) or by writing to FTI Trust at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by FTI Trust can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                           PRINCIPAL HOLDERS OF SHARES

      As of the Record Date, the officers and trustees of FTI Trust, as a group, owned of record and beneficially [[ ]% of FTI Fund] [less than 1% of the outstanding voting shares of FTI Fund. In addition, as of the Record Date, the officers and directors of Franklin Fund, as a group, owned of record and beneficially [[ ]% of Franklin Fund - Advisor Class][less than 1% of the outstanding voting shares of Franklin Fund - Advisor Class] [and less than 1% of the outstanding voting shares of Franklin Fund's other classes]. From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person of record owned 5% or more of the outstanding shares of any class of Franklin Fund or FTI Fund.


NAME AND ADDRESS                    SHARE CLASS     PERCENTAGE (%)
---------------------------------------------------------------------






                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., One Franklin Parkway, San
Mateo, CA 94403-1906, the investment manager for Franklin Fund

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One
Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds

FIDUCIARY INTERNATIONAL - Fiduciary International, Inc, 600 Fifth
Avenue, New York, NY 10020, the investment manager for FTI Fund

FIDUCIARY TRUST COMPANY INTERNATIONAL - Fiduciary Trust Company International, Inc., 600 Fifth Avenue, New York, NY 10020, the parent company of Fiduciary International. Fiduciary Trust Company International is a wholly-owned subsidiary of Resources.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in
Franklin Templeton Investments except Franklin Templeton Variable
Insurance Products Trust and Templeton Capital Accumulator Fund,
Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for FTI Fund and Franklin Fund

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to FTI Fund and Franklin Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. Advisor Class Shares of Franklin Fund are offered at the NAV.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

            EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
EXHIBIT
-------------------------------------------------------------------

      A Agreement and Plan of Reorganization by FTI Funds on behalf of FTI Municipal Bond Fund and Franklin Federal Tax-Free Income Fund (attached)

      B    Additional Information Statement Regarding Franklin
Federal Tax-Free Income Fund - Advisor Class (attached)

      C Prospectus of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2001 (enclosed)

      D Annual Report to Shareholders of Franklin Federal Tax-Free Income Fund dated April 30, 2001 (enclosed)


                                   EXHIBIT A


                  AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this [ ] day of [ ], 2002, by and between FTI Funds ("FTI Trust"), a business trust created under the laws of The Commonwealth of Massachusetts in 1995 with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on beha1f of its series, FTI Municipal Bond Fund ("FTI Fund"), and Franklin Federal Tax-Free Income Fund ("Franklin Fund"), a corporation created under the laws of the State of California in 1982 with its principal place of business at One Franklin Parkway, San Mateo, California 94403.

                             PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Franklin Fund, of substantially all of the property, assets and goodwill of FTI Fund in exchange solely for full and fractional shares of common stock, without par value, of Franklin Fund - Advisor Class ("Franklin Fund Shares"); (ii) the distribution of Franklin Fund Shares to the shareholders of FTI Fund ("FTI Fund Shares"), according to their respective interests in FTI Fund in complete liquidation of FTI Fund; and (iii) the dissolution of FTI Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

      In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF FTI FUND.
  --------------------------------------------------------------------
        (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Franklin Fund herein contained, and in consideration of the delivery by Franklin Fund of the number of Franklin Fund Shares hereinafter provided, FTI Trust on behalf of FTI Fund agrees that it will convey, transfer and deliver to Franklin Fund at the Closing all of FTI Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on FTI Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of FTI Trust shall reasonably deem to exist against FTI Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on FTI Fund's books (hereinafter "Net Assets"). Franklin Fund shall not assume any liability of FTI Fund and FTI Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash and bank deposits described above. FTI Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

        (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of FTI Trust on behalf of FTI Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Franklin Fund agrees at the Closing to deliver to FTI Trust the number of Franklin Fund Shares, determined by dividing the net asset value per share of the FTI Fund Shares by the net asset value per share of Franklin Fund Shares, and multiplying the result thereof by the number of outstanding FTI Fund Shares, as of 4:00 p.m. Eastern time on the Closing Date. The number of Franklin Fund Shares delivered to FTI Trust shall have an aggregate net asset value equal to the value of the FTI Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified therein.

        (c) Immediately following the Closing, FTI Trust shall dissolve FTI Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Franklin Fund Shares received by FTI Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of FTI Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Franklin Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of FTI Fund shall be entitled to surrender the same to the transfer agent for Franklin Fund in exchange for the number of Franklin Fund Shares into which the FTI Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Franklin Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of FTI Fund shall be deemed for all Franklin Fund's purposes to evidence ownership of the number of Franklin Fund Shares into which the FTI Fund Shares (which prior to the Closing were represented thereby) have been converted.

        (d) At the Closing, each shareholder of record of FTI Fund as of the record date(the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of FTI Fund that such person had on such Distribution Record Date.

        (e) All books and records relating to FTI Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to Franklin Fund from and after the date of this Agreement, and shall be turned over to Franklin Fund on or prior to the Closing.

2.    VALUATION.
      ---------

        (a) The value of Franklin Fund Shares and FTI Fund's Net Assets to be acquired by Franklin Fund hereunder shall in each case be computed as of 4:00 p.m. Eastern time on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c)any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of the Franklin Fund Shares and the value of the FTI Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of Franklin Fund and FTI Fund.

        (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Franklin Fund Shares or the value of FTI Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

        (c) All computations of value regarding the net asset value of the Franklin Fund Shares and the value of FTI Fund's Net Assets shall be made by the investment advisor to Franklin Fund; provided, however, that all computations of value shall be subject to review by FTI Fund.

3. CLOSING AND CLOSING DATE. The Closing Date shall be March 28, 2002, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of FTI Trust at 5:00 p.m., Eastern time, on the Closing Date. FTI Trust on behalf of FTI Fund shall have provided for delivery as of the Closing of those Net Assets of FTI Fund to be transferred to the account of Franklin Fund's custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286. Also, FTI Trust on behalf of FTI Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of FTI Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Franklin Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Franklin Fund to be delivered to the account of FTI Fund at said transfer agent registered in such manner as the officers of FTI Trust on behalf of FTI Fund may request, or provide evidence satisfactory to FTI Trust that such Franklin Fund Shares have been registered in an account on the books of Franklin Fund in such manner as the officers of FTI Trust on behalf of FTI Fund may request.

4.    REPRESENTATIONS AND WARRANTIES BY FRANKLIN FUND.
      -----------------------------------------------

      Franklin Fund represents and warrants to FTI Trust that:

        (a) Franklin Fund is a corporation created under the laws of the State of California on January 7, 1982, and is validly existing under the laws of that State. Franklin Fund is duly registered under the 1940 Act, as an open-end, management investment company and all of the Franklin Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

        (b) Franklin Fund is authorized to issue 10,000,000,000 shares of beneficial interest of Franklin Fund, without par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Franklin Fund is further divided into four classes of shares of which Franklin Fund Shares is one, and 500,000,000 shares of beneficial interest, without par value, has been allocated and designated to Franklin Fund Shares. No shareholder of Franklin Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to Franklin Fund Shares.

        (c) The financial statements appearing in the Franklin Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2001, audited by PricewaterhouseCoopers LLP, and the financial statements for Franklin Fund for the six-month period ended October 31, 2001, copies of which have been delivered to FTI Trust, and any interim unaudited financial statements, copies of which may be furnished to FTI Trust, fairly present the financial position of Franklin Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

        (d) The books and records of Franklin Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Franklin Fund.

        (e) Franklin Fund has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. Franklin Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. Franklin Fund has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct its business as such business is now being conducted and to consummate the transactions contemplated herein.

        (f) Franklin Fund is not a party to or obligated under any provision of its Articles of Incorporation, as amended ("Articles of Incorporation") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation, is not subject to any order or decree that would be violated by its execution of or performance under this Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Franklin Fund of the transactions contemplated by the Plan, except for the registration of the Franklin Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

        (g) Franklin Fund has elected to treat Franklin Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Franklin Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

        (h) Franklin Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

        (i) Franklin Fund does not have any unamortized or unpaid organizational fees or expenses.

        (j) All information to be furnished by Franklin Fund to FTI Trust for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

        (k) Franklin Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

        (l) There is no intercorporate indebtedness existing between FTI Fund and Franklin Fund that was issued, acquired or will be settled at a discount.

        (m) Franklin Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of FTI Fund.

        (n) Franklin Fund has no plan or intention to issue additional shares following the reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Franklin Fund have any plan or intention to redeem or otherwise reacquire any shares issued pursuant to the reorganization, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under
Section 22(e) of the 1940 Act.

        (o) Following the Closing Date of the reorganization, Franklin Fund will actively continue FTI Fund's business in substantially the same manner that FTI Fund conducted that business immediately before the reorganization. Prior to the Closing Date of the reorganization, Franklin Fund will not dispose of and/or acquire any assets in order to satisfy the investment objective of Franklin Fund or for any other reason, or otherwise change its historic investment policies, except for acquisitions and dispositions made in the ordinary course of its business as a RIC. Following the Closing Date of the reorganization, Franklin Fund will not dispose of assets acquired from FTI Fund in order to satisfy the investment objective of Franklin Fund or for any other reason, except for acquisitions and dispositions made in the ordinary course of its business as a RIC, and any proceeds from the disposition of securities will be invested in accordance with Franklin Fund's investment objective.

        (p) The Form N-14 Registration Statement referred to in Section 7(g) hereof (other than the portions of such documents based on information furnished by or on behalf of FTI Trust for inclusion or incorporation by reference therein), and any Prospectus or Statement of Additional Information of Franklin Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement on the date of the Special Meeting of FTI Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5.    REPRESENTATIONS AND WARRANTIES BY FTI TRUST ON BEHALF OF FTI FUND.
      -----------------------------------------------------------------

      FTI Trust, on behalf of FTI Fund, represents and warrants to Franklin Fund that:

        (a) FTI Fund is a series of FTI Trust, a business trust created under the laws of The Commonwealth of Massachusetts on October 18, 1995, and is validly existing under the laws of that Commonwealth. FTI Trust is duly registered under the 1940 Act as an open-end, management investment company and all of FTI Trust's FTI Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

        (b) FTI Trust is authorized to issue an unlimited number of shares of beneficial interest of FTI Fund, without par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of seven (7) series, including FTI Fund. FTI Fund has one class of shares, and an unlimited number of shares of beneficial interest of FTI Trust, without par value, has been allocated and designated to this class of FTI Fund.

        (c) The financial statements appearing in the FTI Trust's Annual Report to Shareholders for the fiscal year ended November 30, 2001, audited by Ernst & Young LLP, copies of which have been delivered or will be delivered to Franklin Fund prior to the Closing Date, and any interim financial statements for FTI Trust which may be furnished to Franklin Fund, fairly present the financial position of FTI Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

        (d) The books and records of FTI Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of FTI Fund.

        (e) FTI Trust has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. FTI Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. FTI Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct FTI Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

        (f) FTI Trust on behalf of FTI Fund is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Declaration of Trust") or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan. FTI Trust has furnished Franklin Fund with copies or descriptions of all material agreements or other arrangements to which FTI Fund is a party. FTI Fund has no material contracts or other commitments (other than this Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Plan) which will not be terminated by FTI Fund in accordance with their terms at or prior to the Closing Date.

        (g) FTI Trust has elected to treat FTI Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, FTI Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

        (h) FTI Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

        (i) FTI Fund does not have any unamortized or unpaid organization fees or expenses.

        (j) The Prospectus of FTI Fund, dated March 31, 2001, and the corresponding Statement of Additional Information, dated March 31, 2001, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of FTI Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to Franklin Fund promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

        (k) FTI Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company since the dates of those financial statements. On the Closing Date, FTI Trust shall advise Franklin Fund in writing of all FTI Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

        (l) Since November 30, 2001, there has not been any material adverse change in FTI Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

        (m) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by FTI Fund or FTI Trust of the transactions contemplated by this Plan, except as may be required under the federal or state securities laws or the rules and regulations thereunder.

        (n) The information to be furnished by FTI Trust or FTI Fund for use in preparing the Form N-14 Registration Statement referred to in Section 7(g) hereof, and the Combined Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

        (o) There has not been nor will there be any intercorporate indebtedness existing between FTI Fund and Franklin Fund that was issued, acquired or will be settled at a discount.

        (p) There is no plan or intention of FTI Fund shareholders who individually own 5% or more of shares of FTI Fund and, to the best knowledge of FTI Fund's management, there is no plan or intention of the remaining FTI Fund shareholders to sell, exchange or otherwise dispose of a number of shares of Franklin Fund received in the reorganization that would reduce the FTI Fund shareholders' ownership of Franklin Fund shares to a number of shares having a value, as of the closing date of the reorganization, of less than 50% of the value of all of the formerly outstanding FTI shares as of the same date. For purposes of this representation, FTI Fund shares exchanged for cash or other property will be treated as outstanding FTI Fund shares on the closing date of the reorganization. Moreover, FTI Fund shares and Franklin Fund shares held by FTI Fund shareholders sold, redeemed, or disposed of prior to or subsequent to the closing date of the reorganization will be considered in making this representation.

        (q) Prior to the Closing Date of the reorganization, FTI Fund will not dispose of and/or acquire any assets in order to satisfy the investment objective of Franklin Fund or for any other reason, or otherwise change its historic investment policies, except for acquisitions and dispositions made in the ordinary course of its business as a RIC.

        (r) As of the Closing Date, FTI Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of FTI Fund, except for the right of investors to acquire its shares at net asset value in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

        (s) Throughout the five year period ending on the Closing Date, FTI Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code.

6.    REPRESENTATIONS AND WARRANTIES BY FTI TRUST AND FRANKLIN FUND.
      -------------------------------------------------------------

      FTI Trust, on behalf of FTI Fund, and Franklin Fund, each represents and warrants to the other that:

        (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Franklin Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

        (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

        (c) Except as disclosed in its currently effective prospectus relating to FTI Fund, in the case of FTI Trust, and Franklin Fund, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Franklin Fund nor FTI Trust are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Franklin Fund's or FTI Fund's business or their ability to consummate the transactions herein contemplated.

        (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

        (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees, in the case of FTI Trust, and its Board of Directors, in the case of Franklin Fund, and this Plan, subject to the approval of FTI Fund's shareholders in the case of FTI Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

        (f) It anticipates that consummation of this Plan will not cause FTI Fund, in the case of FTI Trust, and Franklin Fund, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

7.    COVENANTS OF FTI TRUST AND FRANKLIN FUND.
      ----------------------------------------

        (a) FTI Trust, on behalf of FTI Fund, and Franklin Fund each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

        (b) FTI Trust, on behalf of FTI Fund, undertakes that it will not acquire Franklin Fund Shares for the purpose of making distributions thereof to anyone other than FTI Fund's shareholders.

        (c) FTI Trust, on behalf of FTI Fund, undertakes that, if this Plan is consummated, it will liquidate and dissolve FTI Fund.

        (d) FTI Trust, on behalf of FTI Fund, and Franklin Fund each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

        (e) At the Closing, FTI Trust, on behalf of FTI Fund, will provide Franklin Fund a copy of the shareholder ledger accounts, certified by FTI Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of FTI Fund Shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Franklin Fund as a result of the transfer of assets that is the subject of this Plan.

        (f) The Board of Trustees of FTI Trust shall call and FTI Trust shall hold, a Special Meeting of FTI Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and FTI Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. FTI Trust agrees to mail to each shareholder of record of FTI Fund entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

        (g) Franklin Fund will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Franklin Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

        (h) Subject to the provisions of this Plan, Franklin Fund and FTI Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

        (i) FTI Trust shall furnish to Franklin Fund on the Closing Date a Statement of Assets and Liabilities of FTI Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by FTI Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case, within forty-five (45) days after the Closing Date, FTI Trust shall furnish to Franklin Fund, in such form as is reasonably satisfactory to Franklin Fund, a statement of the earnings and profits of FTI Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Franklin Fund as a result of Section 381 of the Code, which statement shall be certified by FTI Fund's Treasurer or Assistant Treasurer. FTI Trust covenants that FTI Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code, or, if it has such earnings and profits, it shall distribute them to its shareholders prior to the Closing Date.

        (j) FTI Trust shall deliver to Franklin Fund at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of FTI Fund transferred to Franklin Fund in accordance with the terms of this Plan.

8.    CONDITIONS PRECEDENT TO BE FULFILLED BY FTI TRUST AND FRANKLIN FUND.
      ---------------------------------------------------------------------

      The consummation of this Plan hereunder shall be subject to the following respective conditions:

        (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

        (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of its Board of Trustees, in the case of FTI Trust, and its Board of Directors, in the case of Franklin Fund, certified by its Secretary or equivalent officer of each of the Funds.

        (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

        (d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of FTI Fund at an annual or special meeting or any adjournment thereof.

        (e) That a distribution or distributions shall have been declared for FTI Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

        (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of FTI Fund or Franklin Fund.

        (g) That there shall be delivered to FTI Trust, on behalf of FTI Fund, and Franklin Fund an opinion, from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Fund, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of FTI Trust and Franklin Fund with regard to matters of fact:

        (1) The acquisition by Franklin Fund of substantially all the assets of FTI Fund as provided for herein in exchange for Franklin Fund Shares followed by the distribution by FTI Fund to its shareholders of Franklin Fund Shares in complete liquidation of FTI Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and FTI Fund and Franklin Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

        (2) No gain or loss will be recognized by FTI Fund upon the transfer of substantially all of its assets to Franklin Fund in exchange solely for voting shares of Franklin Fund (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to
      Section 1276 of the Code;

        (3) Franklin Fund will recognize no gain or loss upon the receipt of substantially all of the assets of FTI Fund in exchange solely for voting shares of Franklin Fund (Section 1032(a) of the Code);

        (4) No gain or loss will be recognized by FTI Fund upon the distribution of Franklin Fund Shares to its shareholders in liquidation of FTI Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

        (5) The basis of the assets of FTI Fund received by Franklin Fund will be the same as the basis of such assets to FTI Fund immediately prior to the reorganization (Section 362(b) of the Code);

        (6) The holding period of the assets of FTI Fund received by Franklin Fund will include the period during which such assets were held by FTI Fund (Section 1223(2) of the Code);

        (7) No gain or loss will be recognized to the shareholders of FTI Fund upon the exchange of their shares in FTI Fund for voting shares of Franklin Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

        (8) The basis of Franklin Fund Shares received by the shareholders of FTI Fund shall be the same as the basis of the FTI Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

        (9) The holding period of Franklin Fund Shares received by shareholders of FTI Fund (including fractional shares to which they may be entitled) will include the holding period of the FTI Fund Shares surrendered in exchange therefor, provided that the FTI Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

        (10) Franklin Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations") the items of FTI Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

        (h) That there shall be delivered to Franklin Fund an opinion in form and substance satisfactory to it from Messrs. Ballard Spahr Andrews & Ingersoll, LLP, counsel to FTI Trust on behalf of FTI Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) FTI Fund is a series of FTI Trust and is a validly existing business trust in good standing under the laws of The Commonwealth of Massachusetts;

        (2) FTI Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of FTI Fund. One class of shares of FTI Fund has been designated as FTI Fund Shares, and an unlimited number of shares of beneficial interest of FTI Trust has been allocated to FTI Fund Shares. Assuming that the initial shares of beneficial interest of FTI Fund were issued in accordance with the 1940 Act and the Declaration of Trust and By-laws of FTI Trust, and that all other outstanding shares of FTI Fund were sold, issued and paid for in accordance with the terms of FTI Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

        (3) FTI Fund is an open-end investment company of the management type registered as such under the 1940 Act;

        (4) Except as disclosed in FTI Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against FTI Fund, the unfavorable outcome of which would materially and adversely affect FTI Trust or FTI Fund;

        (5) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FTI Trust on behalf of FTI Fund; and

        (6) Neither the execution, delivery, nor performance of this Plan by FTI Trust on behalf of FTI Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument filed by FTI Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of FTI Trust on behalf of FTI Fund and is enforceable against FTI Trust on behalf of FTI Fund in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of FTI Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FTI Trust.

        (i) That there shall be delivered to FTI Trust on behalf of FTI Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) Franklin Fund is a validly existing corporation in good standing under the laws of the State of California;

        (2) Franklin Fund is authorized to issue 10,000,000,000 shares of beneficial interest, without par value. Franklin Fund is further divided into four (4) classes of shares of which Franklin Fund Shares is one, and 500,000,000 shares of beneficial interest, without par value, have been allocated and designated to Franklin Fund Shares. Assuming that the initial shares of beneficial interest of Franklin Fund were issued in accordance with the 1940 Act, and the Articles of Incorporation and the By-laws of Franklin Fund, and that all other outstanding shares of Franklin Fund were sold, issued and paid for in accordance with the terms of Franklin Fund's prospectus in effect at the time of such sales, each such outstanding share of Franklin Fund is fully paid, non-assessable, freely transferable and has full voting rights;

        (3) Franklin Fund is an open-end investment company of the management type registered as such under the 1940 Act;

        (4) Except as disclosed in Franklin Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Franklin Fund, the unfavorable outcome of which would materially and adversely affect Franklin Fund;

        (5) Franklin Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Franklin Fund;

        (6) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Franklin Fund;

        (7) Neither the execution, delivery, nor performance of this Plan by Franklin Fund violates any provision of its Articles of Incorporation or By-laws, or the provisions of any agreement or other instrument filed by Franklin Fund as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of Franklin Fund and is enforceable against Franklin Fund in accordance with its terms; and

        (8) The registration statement of Franklin Fund, of which the prospectus dated September 1, 2001 (the "Prospectus") is a part, is at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Franklin Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Franklin Fund.

        (j) That FTI Fund shall have received a certificate from the President and Secretary of Franklin Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

        (k) That Franklin Fund's Registration Statement with respect to Franklin Fund Shares to be delivered to FTI Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

        (l) That Franklin Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Franklin Fund Shares lawfully to be delivered to each holder of FTI Fund Shares.

        (m) That, at the Closing, there shall be transferred to Franklin Fund, aggregate Net Assets of FTI Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of FTI Fund on the Closing Date.

        (n) That there be delivered to Franklin Fund information concerning the tax basis of FTI Fund in all securities transferred to Franklin Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of FTI Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with FTI Fund respect to each shareholder.

9.    BROKERAGE FEES AND EXPENSES.
      ---------------------------

        (a) FTI Trust on behalf of FTI Fund and Franklin Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

        (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne [one-quarter by Franklin Fund, one-quarter by FTI Fund, and one-quarter by Franklin Advisers, Inc. and one-quarter by Fiduciary International, Inc.]

10.   TERMINATION; POSTPONEMENT; WAIVER; ORDER.
      ----------------------------------------

        (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of FTI Fund) prior to the Closing, or the Closing may be postponed as follows:

            (1) by mutual consent of FTI Trust on behalf of FTI Fund and of Franklin Fund;

            (2) by Franklin Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

            (3) by FTI Trust on behalf of FTI Fund if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

      An election by Franklin Fund or FTI Trust to terminate this Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Directors of Franklin Fund or the Board of Trustees of FTI Trust.

        (b) If the transactions contemplated by this Plan have not been consummated by November 30, 2002, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Franklin Fund and FTI Trust.

        (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither FTI Trust, FTI Fund nor Franklin Fund, nor their trustees, directors, officers, or agents or the shareholders of FTI Fund or Franklin Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of this Plan shall be paid as provided in Section 9(b) hereof.

        (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees, in the case of FTI Trust, or Board of Directors, in the case of Franklin Fund, if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

        (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FTI Trust nor Franklin Fund, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of FTI Trust or Franklin Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

        (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of FTI Trust, on behalf of FTI Fund, or Franklin Fund, to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of FTI Fund, unless such terms and conditions shall result in a change in the method of computing the number of Franklin Fund Shares to be issued to FTI Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of FTI Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless FTI Trust shall promptly call a special meeting of the shareholders of FTI Fund at which such conditions so imposed shall be submitted for approval.

11.   INDEMNIFICATION.
      ---------------

        (a) Franklin Fund, shall indemnify, defend and hold harmless FTI Fund, FTI Trust, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses (net of any insurance coverage or enforceable indemnification agreement for such amounts), including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of Franklin Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application prepared by Franklin Fund with any state regulatory agency in connection with the transactions contemplated by this Plan under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that Franklin Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about Franklin Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

        (b) After the Closing Date, Franklin Fund shall also indemnify and hold harmless FTI Funds' Board of Trustees and officers (collectively, "Acquired Fund Covered Persons") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Covered Person, including amounts paid by any one or more of the Acquired Fund Covered Persons in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of Franklin Fund, to the extent such Acquired Fund Covered Person is, or would have been, entitled to indemnification by FTI Trust prior to the Closing Date pursuant to FTI Trust's Declaration of Trust and By-Laws.

        (c) FTI Trust, on behalf of FTI Fund, until the time of FTI Fund's liquidation, shall indemnify, defend, and hold harmless Franklin Fund, its Board of Directors, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of FTI Trust, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that FTI Trust and FTI Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about FTI Trust and/or FTI Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

        (d) A party seeking indemnification hereunder is hereinafter called the "Indemnified Party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "Indemnifying Party." Each Indemnified Party shall notify the Indemnifying Party in writing within ten (10) days of the receipt by one or more of the Indemnified Parties of any notice of legal process of any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11, but the failure to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under this
Section 11. The Indemnifying Party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
Section 11, or, if it so elects, to assume at its own expense, the defense thereof with counsel satisfactory to the Indemnified Parties; provided, however, if the defendants in any such action include both the Indemnifying Party and any Indemnified Party and the Indemnified Party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the Indemnifying Party, the Indemnified Party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such Indemnified Party.

           Upon receipt of notice from the Indemnifying Party to the Indemnified Parties of the election by the Indemnifying Party to assume the defense of such action, the Indemnifying Party shall not be liable to such Indemnified Parties under this Section 11 for any legal or other expenses subsequently incurred by such Indemnified Parties in connection with the defense thereof unless (i) the Indemnified Parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the Indemnifying Parties shall not be liable for the expenses of more than one separate counsel); (ii) the Indemnifying Parties do not employ counsel reasonably satisfactory to the Indemnified Parties to represent the Indemnified Parties within a reasonable amount of time after notice of commencement of the action; or (iii) the Indemnifying Parties have authorized the employment of counsel for the Indemnified Parties at its expense.

        (e)   This Section 11 shall survive the termination of this Plan.

12.   LIABILITY OF FRANKLIN FUND AND FTI TRUST.
      ----------------------------------------

        (a) Each party acknowledges and agrees that all obligations of Franklin Fund under this Plan are binding only with respect to Franklin Fund itself; that any liability of Franklin Fund, or in connection with the transactions contemplated herein with respect to Franklin Fund, shall be discharged only out of the assets of Franklin Fund; and that neither FTI Trust nor FTI Fund shall seek satisfaction of any such obligation or liability from the shareholders of Franklin Fund, the directors, officers, employees or agents of Franklin Fund, or any of them.

        (b) Each party acknowledges and agrees that all obligations of FTI Trust under this Plan are binding only with respect to FTI Fund; that any liability of FTI Trust under this Plan with respect to FTI Fund, or in connection with the transactions contemplated herein with respect to FTI Fund, shall be discharged only out of the assets of FTI Fund; that no other series of FTI Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that Franklin Fund shall not seek satisfaction of any such obligation or liability from the shareholders of FTI Trust, the trustees, officers, employees or agents of FTI Trust, or any of them.

13.   ENTIRE AGREEMENT AND AMENDMENTS.
      -------------------------------

      This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.

14.   COUNTERPARTS.
      ------------

      This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.   NOTICES.
      -------

      Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Federal Tax-Free Income Fund , at One Franklin Parkway, San Mateo, California 94403,
Attention: Secretary, or FTI Funds, at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, as the case may be.

16.   GOVERNING LAW.
      -------------

      This Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts.


IN WITNESS WHEREOF, FTI Trust, on behalf of FTI Fund, and Franklin Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                              FRANKLIN FEDERAL TAX-FREE INCOME FUND
Attest:
                              By:
--------------------------
[                    ]             [              ]
Secretary                          Vice President


                                           FTI FUNDS,
                                          ON BEHALF OF
                                     FTI MUNICIPAL BOND FUND

Attest:
                             By:
--------------------------
[                    ]             [              ]
Secretary                          Vice President



                                    EXHIBIT B

    ADDITIONAL INFORMATION STATEMENT REGARDING FRANKLIN FUND -
                                  ADVISOR CLASS

Unless otherwise defined in this Exhibit B, all capitalized terms have the meanings set forth in the Prospectus/Proxy Statement.

FEES AND EXPENSES

The following table is designed to help you understand the costs of investing in Franklin Fund - Advisor Class. This table is based on Franklin Fund - Class A expenses for the 12 month period ended October 31, 2001. It is anticipated Franklin Fund - Advisor Class shares will first be offered for sale on March [], 2002.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                              ADVISOR CLASS
------------------------------------------------------------
Maximum sales charge (load) imposed on        None
purchases

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)

                                              ADVISOR CLASS
--------------------------------------------------------------------
Management fees                               0.46%
Distribution and service (12b-1) fees         None
Other expenses                                0.07%
                                              ----------------------
Total annual Fund operating expenses          0.53%

EXAMPLE

This example can help you compare the cost of investing in Franklin Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------
   $54      $170      $296     $665

QUALIFIED INVESTORS FOR ADVISOR CLASS SHARES

The following investors may qualify to buy Advisor Class shares of Franklin
Fund:

o Qualified registered investment advisors with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton
   Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.

o Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments and their immediate family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

o  Each series of the Franklin Templeton Fund Allocator Series.
   Minimum investments: $1,000 initial and $1,000 additional.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any Franklin Templeton fund and $50 additional.

o Accounts managed by Franklin Templeton Investments. Minimum investments: No initial minimum and $50 additional.

o Trust companies and bank trust departments initially investing in Franklin Templeton funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants have full or shared investment discretion. Minimum investments: No initial or additional minimums.

o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in Franklin Templeton funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any Franklin Templeton fund.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in Franklin Templeton funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any Franklin Templeton fund. There are certain other requirements and the group must have a purpose other than buying Fund shares without a sales charge.

BUYING SHARES

BUYING SHARES
---------------------------------------------------------------------
                    OPENING AN ACCOUNT     ADDING TO AN ACCOUNT
---------------------------------------------------------------------
THROUGH YOUR        Contact your           Contact your investment
INVESTMENT          investment             representative
REPRESENTATIVE      representative

---------------------------------------------------------------------
BY PHONE/ONLINE     If you have another    Before requesting a
                    Franklin Templeton     telephone or online
(Up to $100,000     fund account with      purchase into an
per shareholder     your bank account      existing account, please
per day)            information on file,   make sure we have your
                    you may open a new     bank account information
1-800/632-2301      account by phone. At   on file. If we do not
                    this time, a new       have this information,
franklintempleton   account may not be     you will need to send
 .com                opened online.         written instructions
                                           with your bank's name
NOTE:  CERTAIN                             and address, a voided
ACCOUNT TYPES ARE   To make a same day     check or savings account
NOT AVAILABLE FOR   investment, your       deposit slip, and a
ONLINE ACCOUNT      phone order must be    signature guarantee if
ACCESS              received and accepted  the bank and Fund
                    by us by 1:00 p.m.     accounts do not have at
                    Pacific time or the    least one common owner.
                    close of the New York
                    Stock Exchange,        To make a same day
                    whichever is earlier.  investment, your phone or online
                                           order must be received and accepted
                                           by us by 1:00 p.m. Pacific time or
                                           the close of the New York Stock
                                           Exchange, whichever is earlier.

---------------------------------------------------------------------
BY MAIL             Make your check        Make your check payable
                    payable to Franklin    to Franklin Federal
                    Federal Tax-Free       Tax-Free Income Fund.
                    Income Fund.           Include your account
                                           number on the check.
                    Mail the check and
                    your signed            Fill out the deposit
                    application to         slip from your account
                    Investor Services.     statement. If you do not
                                           have a slip, include a note with your
                                           name, the Fund name, and your account
                                           number.

                                           Mail the check and deposit slip or
                                           note to Investor Services.

---------------------------------------------------------------------
BY WIRE             Call to receive a      Call to receive a wire
                    wire control number    control number and wire
1-800/632-2301      and wire               instructions.
(or 1-650/312-2000  instructions.
collect)                                   To make a same day wire
                    Wire the funds and     investment, please call
                    mail your signed       us by 1:00 p.m. Pacific
                    application to         time and make sure your
                    Investor Services.     wire arrives by 3:00
                    Please include the     p.m.
                    wire control number
                    or your new account
                    number on the
                    application.

                    To make a same day
                    wire investment,
                    please call us by 1:00
                    p.m. Pacific time and
                    make sure your wire
                    arrives by 3:00 p.m.

---------------------------------------------------------------------
BY EXCHANGE         Call Shareholder       Call Shareholder
                    Services, or send      Services, or send signed
Our Website         signed written         written instructions.
franklintempleton   instructions.   You    You also may place an
 .com                also may place an      online exchange order.
                    online exchange
                    order.
---------------------------------------------------------------------

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares.

AUTOMATIC PAYROLL DEDUCTION You may invest in the Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the Fund in an existing account in the same share class of the Fund or in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.


TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust or Templeton Foreign Fund,you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Because excessive trading can hurt fund performance, operations and shareholders, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund .

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

SELLING SHARES
-----------------------------------------------------------------------------
                    TO SELL SOME OR ALL OF YOUR SHARES
-----------------------------------------------------------------------------
THROUGH YOUR        Contact your investment
INVESTMENT          representative
REPRESENTATIVE

------------------------------------------------------------------------------
BY MAIL             Send written instructions and
                    endorsed share certificates (if you
                    hold share certificates) to Investor
                    Services.  Corporate, partnership or
                    trust accounts may need to send
                    additional documents.

                    Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                    A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

-------------------------------------------------------------------------------
BY PHONE/ONLINE     As long as your transaction is for
                    $100,000 or less, you do not hold
1-800/632-2301      share certificates and you have not
                    changed your address by phone or
franklintempleton   online within the last 15 days, you can sell your shares by
 .com                phone or online.

                    A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

-------------------------------------------------------------------------------
BY ELECTRONIC FUNDS You can call, write, or visit us
TRANSFER (ACH)      online to have redemption proceeds
                    sent to a bank account. See the
                    policies above for selling shares by
                    mail, phone, or online.

                    Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                    If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.

-----------------------------------------------------------------------------

BY EXCHANGE         Obtain a current prospectus for the fund you are
                    considering. Prospectuses are available online at franklintempleton.com.

                    Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies above for selling shares by mail, phone, or online.

                    If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.
------------------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

ACCOUNT POLICIES

CALCULATING SHARE PRICE The Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

The Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS, REPORTS AND PROSPECTUSES You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).

You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1/800-632-2301. At any time you may view current prospectuses and financial reports on our website.

If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

MARKET TIMERS The Fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk. Some funds do not allow investments by Market Timers.

ADDITIONAL POLICIES Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Fund may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.
o  The Fund may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.



                                    EXHIBIT C

            FRANKLIN FEDERAL TAX-FREE INCOME FUND - CLASS A, B & C PROSPECTUS DATED SEPTEMBER 1, 2001, AS SUPPLEMENTED JANUARY 1, 2002

The prospectus of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2001, as supplemented January 1, 2002, is incorporated by reference to the electronic filings made on August 29, 2001 and December 27, 2001, under File No. 2-75925.

                                    EXHIBIT D

                        ANNUAL REPORT TO SHAREHOLDERS OF
                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                              DATED APRIL 30, 2001

The Annual Report to shareholders of Franklin Federal Tax-Free Income Fund dated April 30, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Federal Tax-Free Income Fund dated April 30, 2001, is incorporated by reference to the electronic filing made on July 10, 2001, under File No. 811-3395.


              EVERY SHAREHOLDER'S VOTE IS IMPORTANT
















                PLEASE SIGN, DATE AND RETURN YOUR
                           PROXY TODAY




           Please detach at perforation before mailing.





PROXY
                                                                         PROXY
                        SPECIAL SHAREHOLDERS' MEETING OF
                             FTI MUNICIPAL BOND FUND
                                 MARCH 22, 2002

The undersigned hereby revokes all previous proxies for his or her shares and appoints Ruta M. Dragunas, Susan A. Garcia and Kenneth A. Nick, and each of them, proxies of the undersigned with full power of substitution to vote all shares of FTI Municipal Bond Fund ("FTI Fund") that the undersigned is entitled to vote at the FTI Fund's Special Shareholders' Meeting to be held at 600 Fifth Avenue New York, New York 10020 at [ ] p.m. Eastern time on March 22, 2002, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.


                              VOTE VIA THE INTERNET: WWW.FRANKLINTEMPLETON.COM
                              VOTE VIA THE TELEPHONE:   1-800-597-7836
                              CONTROL NUMBER:

                              Note: Please sign exactly as your name
                              appears on the proxy. If signing for
                              estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.


                              -----------------------------------
                              Signature

                              -----------------------------------
                              Signature

                              -----------------------------------
                              Date

                            (Please see reverse side)



               EVERY SHAREHOLDER'S VOTE IS IMPORTANT


























                PLEASE SIGN, DATE AND RETURN YOUR
                            PROXY TODAY




           Please detach at perforation before mailing.





THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FTI FUNDS ON BEHALF OF FTI FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF FTI FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH FRANKLIN FEDERAL TAX-FREE INCOME FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

 THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

                                             FOR     AGAINST       ABSTAIN
1. To approve or  disapprove an Agreement
and Plan of  Reorganization  between  FTI    [ ]      [  ]           [  ]
Funds on behalf of FTI Fund and  Franklin
Tax-Free  Income Fund  ("Franklin  Fund")
that provides for (i) the  acquisition of
substantially all of the assets of FTI Fund
by Franklin Fund in exchange for shares
of Franklin Fund, (ii) the distribution
of such shares to the shareholders of
FTI Fund and (iii) the complete liquidation
and dissolution of FTI Fund. Shareholders
of FTI Fund will receive Advisor Class
shares of Franklin Fund with an aggregate
net asset value equal to the aggregate
net asset value of such shareholder shares
in FTI Fund.
                                             GRANT     WITHHOLD       ABSTAIN
2. To grant the proxyholders the
authority to transact any other              [ ]        [  ]            [  ]
business, not currently contemplated,
that may properly come before the
meeting.



           IMPORTANT: PLEASE SIGN, DATE AND MAIL IN YOUR
                            PROXY...TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                             DATED FEBRUARY [], 2002


                                 ACQUISITION OF
                                  THE ASSETS OF
                            FTI MUNICIPAL BOND FUND,
                              A SERIES OF FTI FUNDS

                      BY AND IN EXCHANGE FOR SHARES OF THE
                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of FTI Municipal Bond Fund for Advisor Class shares of Franklin Federal Tax-Free Income Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

           1. Statement of Additional Information of Franklin Federal Tax-Free Income Fund - Class A, B & C Class dated September 1, 2001.

           2. Statement of Additional Information of FTI Municipal Bond Fund dated March 31, 2001.

           3. Semi-Annual Report of Franklin Federal Tax-Free Income Fund for the period ended October 31, 2001.

           4. Annual Report of FTI Municipal Bond Fund for the year ended November 30, 2001.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated February [], 2002, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Federal Tax-Free Income Fund, One Franklin Parkway, San Mateo, CA 94403-1906.

--------------------------------------------------------------

The Statement of Additional Information of Franklin Federal Tax-Free Income Fund
- Class A, B & C dated September 1, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Federal Tax-Free Income Fund - Class A, B & C dated September 1, 2001, as supplemented January 1, 2002, is incorporated by reference to the electronic filings made on August 29, 2001 and December 27, 2001, under File No. 2-75925.

The Statement of Additional Information of FTI Municipal Bond Fund dated March 31, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of FTI Municipal Bond Fund dated March 31, 2001, is incorporated by reference to the electronic filing made on March 27, 2001, under File No. 033-63621.

The Semi-Annual Report to shareholders of Franklin Federal Tax-Free Income Fund dated October 31, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin Federal Tax-Free Income Fund dated October 31, 2001, is incorporated by reference to the electronic filing made on January 8, 2002, under File No. 811-3395.

The Annual Report to shareholders of FTI Municipal Bond Fund dated November 30, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. The Annual Report to shareholders of FTI Municipal Bond Fund dated November 30, 2001, has not yet been filed, but will be included in the 497(b) filing of definitive proxy materials and will be delivered to all shareholders requesting this SAI.


                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                                File No. 2-75925

                                   FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a), 14(a) and 14(b):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a)  Articles of Incorporation dated January 5, 1981
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

           (b) Certificate of Amendment of Articles of Incorporation dated November 1, 1982
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

           (c) Certificate of Amendment of Articles of Incorporation dated June 20, 1983
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

           (d) Certificate of Amendment of Articles of Incorporation dated September 20, 1983
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

           (e) Certificate of Amendment of Articles of Incorporation dated April 11, 1995
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a)  By-Laws of Franklin Federal Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

           (b) Amendment to By-Laws of Franklin Federal Tax-Free Income Fund dated November 17, 1987
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

           (c) Amendment to By-Laws of Franklin Federal Tax-Free Income Fund dated February 28, 1994
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) The Agreement and Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between the Registrant and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: August 29, 2001

           (b) Forms of Dealer Agreement between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: December 22, 1998

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 20
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: August 21, 1997

           (b) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 20
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: August 21, 1997

           (c) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 21
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: June 23, 1998

           (d) Amendment dated February 27, 1998 to Exhibit A of the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 22
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: December 22, 1998

           (e) Amendment dated August 30, 2000, to Exhibit A of the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: October 26, 2000

           (f) Amendment dated March 28, 2001, to Exhibit A of the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: August 29, 2001

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: July 3, 1995

           (b) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: August 29, 2001

           (c) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 23 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: June 22, 1999

           (d)  Multiple Class Plan dated November 20, 2001
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: January 15, 2002

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel dated June 19, 1998
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: June 23, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: August 29, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a) Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a)  Power of Attorney dated May 16, 2000
                Filing: Post-Effective Amendment No. 24 to
                Registration Statement on Form N-1A
                File No. 2-75925
                Filing Date: August 29, 2000

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 18th day of January, 2002.

                          FRANKLIN FEDERAL TAX-FREE INCOME FUND
                          -------------------------------------
                          (Registrant)

                          By: /s/ David P. Goss
                               ---------------------------------
                               David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


RUPERT H. JOHNSON, JR.*             Principal Executive Officer
-----------------------
Rupert H. Johnson, Jr.              and Director
                                    Dated: January 17, 2002

MARTIN L. FLANAGAN*                 Principal Financial Officer
-------------------
Martin L. Flanagan                  Dated: January 17, 2002

KIMBERLEY H. MONASTERIO*            Principal Accounting Officer
------------------------
Kimberley H. Monasterio             Dated: January 17, 2002

FRANK H. ABBOTT, III*               Director
---------------------
Frank H. Abbott, III                Dated: January 17, 2002

HARRIS J. ASHTON*                   Director
-----------------
Harris J. Ashton                    Dated: January 17, 2002

HARMON E. BURNS*                    Director
----------------
Harmon E. Burns                     Dated: January 17, 2002

ROBERT F. CARLSON*                  Director
------------------
Robert F. Carlson                   Dated: January 17, 2002

S. JOSEPH FORTUNATO*                Director
--------------------
S. Joseph Fortunato                 Dated: January 17, 2002

CHARLES B. JOHNSON*                 Director
-------------------
Charles B. Johnson                  Dated: January 17, 2002

FRANK W.T. LAHAYE*                  Director
------------------
Frank W.T. LaHaye                   Dated: January 17, 2002

GORDON S. MACKLIN*                  Director
------------------
Gordon S. Macklin                   Dated: January 17, 2002


*By /s/ David P. Goss
     ________________________________
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(12)(a)       Form of Opinion and Consent of Counsel
                    Supporting Tax Matters and Consequences to
                    Shareholders

EX-99.(14)(a)       Consent of Auditors, PricewaterhouseCoopers LLP